Revenue by Service and Geographical Location	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenue by Service and Geographical Location
Revenue by Service and Geographical Location
Net revenue by service and geographical region for the years ended December 31, 2015, 2014 and 2013 were as follows:
(a) Revenue by Service
The revenue of the Partnership by type of service is as follows:

(in US$ millions)	2015	2014	2013
Storage and throughput fees	265.9	273.8	263.6
Excess throughput and ancillary fees	23.8	29.4	35.6
Total revenue	289.7	303.2	299.2

(b) Revenue by Geographical Location:
The revenue broken down by geographic location is as follows:

(in US$ millions)	2015	2014	2013
Inside Europe	144.9	167.3	162.8
Outside Europe	144.8	135.9	136.4
Total revenue	289.7	303.2	299.2